Share-based Compensation - Summary of Restricted Stock Units Award Activity (Details) - MSG Entertainment Stock Plan For Direct Employees [Member] - MSGE SPINCO, INC [Member] - $ / shares shares in Thousands
	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Time Based Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning	67
Granted	62
Vested	(22)
Forfeited	(6)
Ending	101	67
Performance Based Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning	81
Granted	56
Vested	(8)
Forfeited	(9)
Ending	120	81
Performance And Time Based Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-Average Fair Value Per Share At Date of Grant, Beginning	$ 74.42
Weighted-Average Fair Value Per Share At Date of Grant, Granted	79.14	$ 72.81	$ 74.5
Weighted-Average Fair Value Per Share At Date of Grant, Vested	77.25
Weighted-Average Fair Value Per Share At Date of Grant, Forfeited	75.81
Weighted-Average Fair Value Per Share At Date of Grant, Ending	$ 76.46	$ 74.42